DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The aggregate amount of the partnership derivatives financial instrument position is as follows:

(US$ MILLIONS)	June 30, 2019		December 31, 2018
	Financial Asset	Financial Liability	Financial Asset	Financial Liability
Foreign currency forward contracts	$48	$82	$100	$47
Warrants	—	2	—	13
Interest rate swaps	2	279	3	144
Commodities contracts	85	64	131	114
Cross currency swaps	—	—	—	4
Options Contracts	—	—	9	—
Total	$135	$427	$243	$322

Total Current	$108	$167	$223	$157
Total Non-current	$27	$260	$20	$165